Estimated Future Amortization Expense of Purchased Intangible Assets with Definite Lives (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Goodwill And Intangible Assets Disclosure [Abstract]
2015 (remaining nine months)	$ 1,092
2016	1,455
2017	1,455
2018	1,455
2019	1,455
Thereafter	1,455
Intangible assets, net	$ 8,367	$ 8,730